CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 1,961,299	$ 1,579,730		$ 1,403,149
Cost of sales	(1,156,892)	(907,388)		(838,423)
Administrative expenses	(501,175)	(336,511)		(236,112)
Reversal of loss allowance/(loss allowance) on trade receivables	4,446	34,031		(13,081)
Other income	4,676	18,509		16,412
Operating profit/(loss)	312,354	388,371		331,945
Finance income	15,825	25,522		148,968
Finance costs	(872,029)	(422,034)		(633,766)
Loss before income tax	(543,850)	(8,141)		(152,853)
Income tax benefit/(expense)	73,453	(17,980)		(169,829)
Loss for the year	(470,397)	(26,121)		(322,682)
Loss attributable to:
Owners of the Company	(460,438)	(25,832)		(321,994)
Non-controlling interests	(9,959)	(289)		(688)
Loss for the year	$ (470,397)	$ (26,121)		$ (322,682)
Loss per share-basic	$ (1.39)	$ (0.09)		$ (1.09)
Loss per share-diluted	$ (1.39)	$ (0.09)		$ (1.09)
Items that may be reclassified to profit or loss
Fair value gain through other comprehensive income		$ 3
Exchange differences on translation of foreign operations	$ 72,510	(28,313)	[1]	$ 94,411
Other comprehensive (loss)/ income for the year, net of taxes	72,510	(28,310)		94,411
Total comprehensive loss for the year	(397,887)	(54,431)		(228,271)
Total comprehensive loss for the year attributable to:
Owners of the Company	(401,068)	(48,389)		(227,560)
Non-controlling interests	3,181	(6,042)	[1]	(711)
Total comprehensive loss for the year	$ (397,887)	$ (54,431)		$ (228,271)

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).